UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22072

The Cushing MLP & Infrastructure Total Return Fund
(Exact name of registrant as specified in charter)

300 Crescent Court, Suite 1700
Dallas, TX 75201
(Address of principal executive offices) (Zip code)

Jerry V. Swank
300 Crescent Court, Suite 1700
Dallas, TX 75201
 (Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: February 29, 2020

Item 1. Schedule of Investments.

Cushing MLP & Infrastructure Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 29, 2020

		Fair
Common Stock - 87.4%	Shares	Value
Chemicals - 8.2%
United States - 4.1%
Dow Inc.(1)	63,250	$2,555,932
Netherlands - 4.1%
LyondellBasell Industries NV(1)	35,850	2,561,841
		5,117,773
Exploration & Production - 2.2%
United States - 2.2%
Brigham Minerals Inc.(1)	86,599	1,381,254

Large Cap Diversified C Corps - 44.4%
Canada - 22.5%
Enbridge, Inc.(1)	138,800	5,195,284
Pembina Pipeline Corporation(1)	125,360	4,528,003
TC Energy Corporation(1)	82,200	4,303,170
United States - 21.9%
Kinder Morgan, Inc.(1)	225,070	4,314,592
ONEOK, Inc.(1)	74,073	4,942,151
Williams Companies, Inc.(1)	230,154	4,384,434
		27,667,634
Natural Gas Gatherers & Processors - 9.4%
United States - 9.4%
Targa Resources Corporation(1)	181,100	5,867,640

Utilities - 4.8%
United States - 4.8%
Dominion Energy, Inc.(1)	38,050	2,974,749

Yield Co - 18.4%
United Kingdom - 9.0%
Atlantica Yield Plc(1)	194,780	5,631,090
United States - 9.4%
Clearway Energy Inc.(1)	200,100	4,210,104
TerraForm Power, Inc.	86,300	1,621,577
		11,462,771
Total Common Stocks (Cost $55,401,356)		$54,471,821

MLP Investments and Related Companies - 49.9%	Units
Crude Oil & Refined Products - 11.7%
United States - 11.7%
Magellan Midstream Partners, L.P.(1)	55,750	$3,041,163
Phillips 66 Partners, L.P.(1)	49,800	2,707,626
Shell Midstream Partners, L.P.(1)	90,750	1,552,733
		7,301,522
Large Cap Diversified C Corps - 6.6%
United States - 6.6%
Plains GP Holdings, L.P.(1)	297,600	4,097,952

Large Cap MLP - 20.8%
United States - 20.8%
Energy Transfer, L.P.(1)	544,516	6,033,237
Enterprise Products Partners, L.P.(1)	254,900	5,949,366
MPLX, L.P.(1)	49,084	995,914
		12,978,517
Upstream MLPs - 2.5%
United States - 2.5%
Viper Energy Partners L.P.(1)	86,850	1,548,536

Yield Co - 8.3%
United States - 8.3%
NextEra Energy Partners, L.P.(1)	89,050	5,135,513
Total MLP Investments and Related Companies (Cost $36,108,788)		$31,062,040

Preferred Stock - 4.2%
Crude Oil & Refined Products - 0.8%
United States - 0.8%
NGL Energy Partners L.P.(1)	20,000	$506,800

Utilities - 3.4%
United States - 3.4%
NextEra Energy Capital Holdings Inc.(1)	80,000	2,094,400
Total Preferred Stock (Cost $2,527,608)		$2,601,200

Fixed Income - 5.1%	Principal Amount
Exploration & Production - 0.8%
United States - 0.8%
Parsley Energy, Inc., 5.625%, due 10/15/2027(1)(2)	500,000	$496,550

Natural Gas Gatherers & Processors - 3.1%
United States - 3.1%
DCP Midstream, L.P., 7.375%, due 06/15/2023(1)	2,075,000	1,891,871

Utilities - 1.2%
United States - 1.2%
Dominion Energy, Inc., 4.650%, due 06/15/2025(1)	750,000	775,406
Total Fixed Income (Cost $3,323,797)		$3,163,827

Short-Term Investments - Investment Companies - 1.3%	Shares
United States - 1.3%
First American Government Obligations Fund - Class X, 1.49%(1)(3)	395,411	$395,411
First American Treasury Obligations Fund - Class X, 1.49%(1)(3)	395,411	395,411
Total Short-Term Investments - Investment Companies (Cost $790,822)		$790,822

Total Investments - 147.9% (Cost $98,152,371)		$92,089,710
Liabilities in Excess of Other Assets - (47.9)%		(29,802,873)
Net Assets Applicable to Common Stockholders - 100.0%		$62,286,837

(1) All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Directors.  As of February 29, 2020, the value of these investments was $496,550 or 0.80% of total net assets.

(3) Rate reported is the current yield as of February 29, 2020.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 29, 2020	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$54,471,821	$54,471,821	$-	$-
Master Limited Partnerships and Related Companies (a)	31,062,040	31,062,040	-	-
Preferred Stock (a)	2,601,200	2,601,200	-
Total Equity Securities	88,135,061	88,135,061	-	-
Notes Senior Notes(a)	3,163,827	-	3,163,827	-
Total Notes	3,163,827	-	3,163,827	-
Other Short Term Investments (a)	790,822	790,822	-	-
Total Other	790,822	790,822	-	-
Total Assets	$92,089,710	$88,419,083	$3,163,827	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 29, 2020.

Transfers into and out of each level are measured at fair value at the end of the period.  There were no transfers between any levels during the period ended February 29, 2020.

Item 2. Controls and Procedures.

(a)
The Fund’s President and Treasurer have concluded that the Fund's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Cushing MLP & Infrastructure Total Return Fund

By (Signature and Title)        /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date       4/29/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date       4/29/2020

By (Signature and Title)         /s/ John H. Alban
John H. Alban, Treasurer & Chief Financial Officer

Date       4/29/2020